ACQUISITIONS (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
		Feb. 06, 2015	Dec. 31, 2017	Dec. 31, 2015	Jun. 15, 2015
Property Plant And Equipment [Member]
Business Acquisition [Line Items]
Change in fair value of Assets			$ 117.6
Land Use Right [Member]
Business Acquisition [Line Items]
Change in fair value of Assets			12.6
Hanwha Solar One [Member]
Business Acquisition [Line Items]
Ordinary shares issued		3,701,145,330
Equity interest ownership percentage		100.00%
Ownership percentage		45.70%
Ownership percentage		94.00%
Net purchase consideration		$ 95.8
Number of ordinary shares in each ADS					50
Stock outstanding		100.8
Pre-existing receivables and payables		$ 5.0
Transaction costs				$ 3.2
Variable Interest Entity [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred	[1]		$ 24.6
Debt Instrument, Maturity Date			Jun. 30, 2019

[1]	Consideration transferred is equal to the loan amount abovementioned in Loan Agreement.